Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 2,350,000	$ 750,000
Allowance for credit losses
Accounts receivable, net	$ 2,350,000	$ 750,000